UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utilities & Telecommunications Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.2%
Tetra Tech, Inc. (a)	9,600	$226,752

Diversified Telecommunication Services — 11.8%
AT&T, Inc.	126,462	3,935,498
BCE, Inc.	33,500	1,253,905
CenturyLink, Inc.	63,935	2,607,269
Frontier Communications Corp.	16,634	137,563
Swisscom AG	1,100	504,881
TW Telecom, Inc. (a)	31,500	678,510
Telefonica SA	25,648	689,038
Verizon Communications, Inc.	69,300	2,618,154
Windstream Corp.	40,241	515,487

		12,940,305

Electric Utilities — 31.5%
American Electric Power Co., Inc.	84,800	3,093,504
CPFL Energia SA - ADR	6,400	566,016
Cia Energetica de Minas Gerais - ADR	28,050	585,404
Cleco Corp.	13,900	487,890
DPL, Inc.	75,000	2,271,750
Duke Energy Corp.	129,832	2,421,367
EDP - Energias do Brasil SA	34,200	850,217
Enel SpA	346,700	2,472,433
Entergy Corp.	22,400	1,561,728
FirstEnergy Corp.	39,700	1,586,412
ITC Holdings Corp.	51,000	3,617,430
Iberdrola SA	64,338	596,637
NV Energy, Inc.	17,600	267,344
NextEra Energy, Inc.	79,600	4,502,972
Northeast Utilities, Inc.	31,600	1,124,960
PPL Corp.	38,300	1,050,569
Pinnacle West Capital Corp.	19,300	837,427
Progress Energy, Inc.	28,800	1,366,560
The Southern Co.	109,800	4,286,592
Westar Energy, Inc.	31,000	843,510

		34,390,722

Gas Utilities — 3.3%
Energen Corp.	10,900	708,609
New Jersey Resources Corp.	20,400	893,112
Oneok, Inc.	7,400	517,556
Questar Corp.	45,700	802,949
UGI Corp.	19,600	652,680

		3,574,906

Independent Power Producers & Energy Traders — 6.3%
The AES Corp. (a)	103,900	1,375,636
AES Tiete SA, Preference Shares	42,300	697,740
Calpine Corp. (a)	71,500	1,197,625

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders (concluded)
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	41,700	$803,676
International Power Plc	136,400	754,943
NRG Energy, Inc. (a)	86,000	2,081,200

		6,910,820

Media — 1.6%
Comcast Corp., Special Class A	44,400	1,090,020
Time Warner Cable, Inc.	8,000	625,040

		1,715,060

Multi-Utilities — 18.8%
CMS Energy Corp.	116,100	2,298,780
CenterPoint Energy, Inc.	71,100	1,322,460
Centrica Plc	116,300	624,578
Consolidated Edison, Inc.	32,500	1,693,900
DTE Energy Co.	9,300	469,929
Dominion Resources, Inc.	94,174	4,371,557
Integrys Energy Group, Inc.	7,300	382,228
NSTAR	27,000	1,250,100
NiSource, Inc.	20,800	404,560
OGE Energy Corp.	13,700	728,429
Public Service Enterprise Group, Inc.	92,400	2,972,508
Sempra Energy	25,600	1,410,560
United Utilities Group Plc	63,200	667,847
Wisconsin Energy Corp.	39,400	1,229,674
Xcel Energy, Inc.	30,900	751,797

		20,578,907

Oil, Gas & Consumable Fuels — 8.3%
EOG Resources, Inc.	8,600	971,026
EQT Corp.	18,000	946,980
PetroHawk Energy Corp. (a)	11,600	313,316
QEP Resources, Inc.	45,700	1,952,761
Range Resources Corp.	8,200	462,890
Southwestern Energy Co. (a)	18,100	793,866
Spectra Energy Corp.	51,616	1,498,929
Talisman Energy, Inc.	19,500	469,950
Williams Cos., Inc.	48,300	1,602,111

		9,011,829

Water Utilities — 2.4%
American States Water Co.	3,400	118,694
American Water Works Co, Inc.	43,200	1,269,216
Aqua America, Inc.	32,400	730,620
California Water Service Group	14,200	535,624
Cia Saneamento, Preference Shares (a)(b)	314	—

		2,654,154

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Wireless Telecommunication Services — 8.9%
America Movil, SA de CV - ADR	24,700	$1,412,840
American Tower Corp., Class A (a)	14,600	763,726
Cellcom Israel Ltd.	11,200	359,520
Millicom International Cellular SA	8,200	888,388
NII Holdings, Inc. (a)	34,400	1,430,352
NTELOS Holdings Corp.	20,400	402,492
Rogers Communications, Inc., Class B	16,500	624,494
SBA Communications Corp., Class A (a)	38,800	1,498,844
Vivo Participacoes SA - ADR	13,600	568,616
Vodafone Group Plc - ADR	60,512	1,762,109

		9,711,381

Total Long-Term Investments (Cost – $66,870,029) – 93.1%		101,714,836

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.13%, (c)(d)	6,330,598	6,330,598

Total Short-Term Securities (Cost – $6,330,598) – 5.8%		6,330,598

Total Investments
(Cost – $73,200,627*) – 98.9%		108,045,434
Other Assets Less Liabilities – 1.1%		1,211,333

Net Assets – 100.0%		$109,256,767

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$73,310,415

Gross unrealized appreciation	$35,164,357
Gross unrealized depreciation	(429,338)

Net unrealized appreciation	$34,735,019

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	2,505,607	3,824,991	6,330,598	$4,889

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$226,752	—	—	$226,752
Diversified Telecommunication Services	11,746,386	$1,193,919	—	12,940,305
Electric Utilities	31,321,652	3,069,070	—	34,390,722
Gas Utilities	3,574,906	—	—	3,574,906
Independent Power Producers & Energy Traders	6,155,877	754,943	—	6,910,820
Media	1,715,060		—	1,715,060
Multi-Utilities	19,286,482	1,292,425	—	20,578,907
Oil, Gas & Consumable Fuels	9,011,829	—	—	9,011,829
Water Utilities	2,654,154	—	—	2,654,154
Wireless Telecommunication Services	9,711,381	—	—	9,711,381
Short-Term Securities	6,330,598	—	—	6,330,598

Total	$101,735,077	$6,310,357	$—	$108,045,434

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 24, 2011